Employee benefits (Details Narrative) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Payment relating to the PPP	$ 413
Payment relating to the PPP provisioned	180	$ 270
Payment relating to the PLR	571
Payment relating to the PLR provisioned	$ 311	67
Description of installments	As of June 30, 2024, from the balance of US$ 102, US$ 7 refers to the second installment of 146 retired employees and US$ 95 refers to 944 employees enrolled in voluntary severance programs with expected termination by 2027.
P P 1 [Member]
IfrsStatementLineItems [Line Items]
Post-employment benefit expense, defined contribution plans	$ 482	451
P P 2 [Member]
IfrsStatementLineItems [Line Items]
Post-employment benefit expense, defined contribution plans	115	102
P P 3 [Member]
IfrsStatementLineItems [Line Items]
Post-employment benefit expense, defined contribution plans	$ 1	$ 1
Post-employment medical defined benefit plans [member]
IfrsStatementLineItems [Line Items]
Intermediate remeasurement, description	The intermediate remeasurement of this post-employment plan made in the June 2024 resulted in a US$ 23 increase in actuarial liabilities, as follows: (i) a US$ 1,291 expense within other income and expenses, due to the change in the benefit costing; (ii) a US$ 1,265 gain within other comprehensive income due to the revision of actuarial assumptions, mainly the increase in the discount rate applied to actuarial liabilities, from 5.45% as of December 31, 2023 to 6.48% as of June 30, 2024, and to the reduction in the estimated change in medical and hospital medical costs, from 13.11% as of December 31, 2023 to 12.70% as of June 30, 2024; and (iii) a US$3 gain within translation adjustments.